UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: March 31, 2004

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 470 Park Avenue South
4th Floor South
New York, N.Y. 10016

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 646-495-7347
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
May 7, 2004

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  160
Form Information Table Value Total: $900,035,152



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC

ABER DIAMOND CORP-
common-
002893105
1068480
33600
sole
ALLEGHANY CORP-
common-
017175100
333611
1328
sole
ALLEGHENY ENERGY INC-
common-
017361106
1065898
77746
sole
ALUMINUM CORPORATION OF CHINA LIMITED-
common-
22276109
766725
9300
sole
AMAZON.COM INC JANUARY 2206 PUT AT $75.00-
option-
0231356MO
1885680
582
sole
AMERICAN REAL ESTATE PARTNERS LP-
common-
029169109
1057966
68610
sole
ANGLO AMERICAN PLC-
common-
03485P102
3602489
148100
sole
ANHUI EXPRESSWAY CO. LTD-
common-
6045180
388963
920000
sole
ANTEON INTL CORP-
common-
03674E108
300456
10400
sole
APOLLO GROUP INC-
common-
037604204
1044240
12000
sole
AQUILA INC-
common-
03840P102
853452
181200
sole
BARRA INC-
Common-
068313105
3575978
102200
sole
BEAR STEARNS COMPANIES INC-
common-
073902108
1402880
16000
sole
BERKSHIRE HATHAWAY INC-CLASS B-
common-
084670207
28720844
9232
sole
CACI INTL INC-
common-
127190304
6647400
154500
sole
CALPINE CORP-
common-
131347106
224160
48000
sole
CANADIAN OIL SANDS TRUST-
common-
13642L100
15287602
449900
sole
CENTERPOINT ENERGY, INC-
sole-
15189T107
32263923
2822740
sole
CERTEGY INC COM-
common-
156880106
329778
9400
sole
CHECKFREE CORP-
common-
162813109
12078600
410000
sole
CHIGAO MERCANTILE HOLDINGS INC-
common-
167760107
1000430
10300
sole
CMS ENERGY CORP-
common-
125896100
4368316
488080
sole
CHINA EASTERN AIRLINES CORPORATION LIMITED-
common-
16937R104
6750952
373600
sole
CHINA LIFE INS CO LTD-
common-
16939P106
73796
3000
sole
CHINA MOBILE HONG KONG LTD ADR-
common-
16941M109
4349709
296100
sole
CHINA PHARMACEUTICAL-
common-
1093002512
752400
2280000
sole
CHINA SOUTHERN AIRLINES COMPANY LIMITED-
common-
169409109
8221400
373700
sole
CHINA TELECOM CORP LTD ADR-
common-
169426103
2185
63
sole
CHINA UNICOM LTD ADR-
common-
16945R104
973080
108000
sole
CISCO SYSTEMS INC JANUARY 2006 PUT AT $35-
option-
17275R6MG
1548800
128000
sole
COMDISCO HOLDING COMPANY, INC-
common-
200334100
8062707
217911
sole
COMDISCO HOLDING COMPANY, INC-
rights-
200534118
10728444
23840986
sole
COMPUCOM SYSTEMS INC-
common-
204780100
66978
12200
sole
COMPUTER ASSOCIATES INTERNATIONAL INC MAY 2004 PUT AT $22.50
option-
204912QXP
29563
42550
sole
COMPUTER ASSOCIATES INTERNATIONAL INC JANUARY 2006 PUT AT $35
option-
204912MGP
2297000
229700
sole
CONEXANT SYSTEMS INC 4% 2/1/2007-
convertible bond-
207142AF7
147750
150000
sole
CONSECO INC PFD 10.5%-
preferred-
208464875
7428908
292938
sole
DELL INC JANUARY 2006 PUT AT $45-
option-
24702R6MI
1574400
128000
sole
EBAY INC -
common-
278642103
497900
10000
sole
E SPEED  INC CL A-
common-
296643109
2808640
134000
sole
EDISON INTERNATIONAL-
common-
281020107
136659
5609
sole
EL PASO CORPORATION-
common-
28336L109
11801578
1659856
sole
EL PASO CORPORATION JULY $5 EXP 07/17/2004-
option-
28336L4GA
1880000
800000
sole
EQUIFAX INC-
common-
294429105
970832
37600
sole
EURONEXT-
common-
7153758
1098160
37000
sole
FIDELITY NATIONAL FINANCIAL-
common-
316326107
6448860
162850
sole
FINOVA GROUP INC-
common-
317928109
295720
739300
sole
FTI CONSULTING-
common-
302941109
6280820
377000
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
33550
5000
sole
GETTY IMAGES INC-
common-
374276103
1781340
33000
sole
GLOBAL CROSSING-
common-
7097328
241877
4000
sole
GOLDCORP INC-
common-
380956409
4128356
278755
sole
GREAT WALL AUTOMOBILE-
common-
6718255
51460
31000
sole
GREG MANNING AUCTIONS INC-
common-
563823103
1441908
101400
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
8709680
144200
sole
GUANGSHEN RY LTD-
common-
40065W107
200
3049
sole
HARRIS INTERACTIVE INC-
common-
414549105
9104400
1080000
sole
HONG KONG EXCHANGE-
common-
6267359
96300
45000
sole
HUANENG PWR INTL INC-
common-
443304100
234960
3000
sole
IGN PUT SEPT 2OO4 AT $45-
option-
464287UZP
204000
15000
sole
INTERACTIVE DATA CORPORATION-
common-
45840J107
231140
13000
sole
INTERNET HOLDRS TRUST JANUARY 2006 PUT AT $60.00-
option-
46059W6ML
397300
29000
sole
JIANGSU EXPRESSWAY-
common-
6005504
653080
1126000
sole
KOREA ELECTRIC POWER-
common-
500631106
6511012
630912
sole
THE KROGER CO JANUARY 2006 PUT AT $12.50-
option-
501044MVP
21875
25000
sole
THE KROGER CO JANUARY 2006 PUT AT $10.00-
option-
501044MBP
4875
13000
sole
THE KROGER CO JANUARY 2005 PUT AT $10.00-
option-
501044MB
12870
109000
sole
KROLL INC-
common-
501049100
10323825
384500
sole
LAIDLAW INTERNATIONAL INC-
common-
50730R102
145500
10000
sole
LEUCADIA NATIONAL CORP-
common-
527288104
40623389
762451
sole
LEVEL 3 COMMUNICATIONS INC 6% CONV-
convertible-
52729NAS9
2748500
4600000
sole
LEVEL 3 COMMUNICATIONS INC-
common-
52729N100
253000
63250
sole
LOWES CO PUT AT $60 EXP 01/21/2006
option-
1982400
96000
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
6897100
206500
sole
M & T BANK CORPORATION-
common-
55261F104
9533085
106100
sole
MALAN REALTY INVESTORS INC-
common-
561063108
110660
22000
sole
MANTECH INTL CORP-
common-
564563104
213096
10400
sole
MARKETWATCH.COM INC-
Common-
570619106
3401360
244000
sole
MONTPELIER RE HOLDING LTD-
common-
G62185106
1862000
50000
sole
NASPERS LTD-
common-
631512100
334491
4847
sole
NETEASE.COM INC ADR-
common-
64110W102
689094
13840
sole
NET RATINGS INC-
common-
64116M108
1326000
120000
sole
NEWMONT MINING CORPORATION-
common-
651639106
996436
21369
sole
PARGESA HOLDING AG, GENEVA-B-
common-
4671026
411225
148
sole
 P G & E CORP-
common-
69331C108
2818057
97275
sole
PETRO CHINA COMPANY LTD ADR-
common-
71646E100
306600
6000
sole
PICC PROPERTY & CASUALTY-
common-
6706250
108000
270000
sole
PRIMACOM AG
common-
74154N108
339810
723000
sole
PROGRESSIVE CORP-
common-
743315103
9452040
107900
sole
PROQUEST COMPANY-
common-
74346P102
87510
3000
sole
QUANTA SERVICES INC-
common-
74762E102
708000
100000
sole
R.H. DONNELLEY CORPORATION-
common-
74955W307
373600
8000
sole
RELIANT RESOURCES INC-
common-
75952B105
37563131
4575290
sole
RENAISSANCE RE HOLDINGS LTD-
common-
G7496G103
5064800
97400
sole
RITCHIE BROTHERS AUCTIONEERS INC-
common-
767744105
477615
8500
sole
SAFEGUARD SCIENTIFICS SUB NTS CONV 5%-
Convertible notes-
786449AE8
4015000
4000000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
1880646
18600
sole
SHENZHEN EXPRESSWAY COMPANY LIMITED-
common-
6848743
432000
1200000
sole
SICHUAN EXPRESSWAY CO LIMITED-
common-
6055877
489600
3060000
sole
SINA CORP-
common-
G81477104
889005
23500
sole
SOHU COM INC-
common-
83408W103
803947
32300
sole
STILLWATER MINING COMPANY-
common-
86074Q102
6116547
389589
sole
STUDENT LOAN CORP-
common-
863902102
2852184
18400
sole
SUNCOR ENERGY INC-
common-
867229106
22974082
840003
sole
SUNSHINE PCS CORP-
common-
86783P106
15874
158740
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
113392
1600
sole
TEXAS GENCO HLDGS INC-
common-
882443104
283319
7925
sole
TEXAS PACIFIC LAND TRUST-
common-
882610108
1089885
17319
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
10496000
12800000
sole
TXU CORP-
common-
873168108
538075
18774
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
16592457
1954353
sole
WASHINGTON POST COMPANY-
common-
939640108
31276275
35364
sole
WEB MD CORPORATION-
common-
94769M105
969010
109000
sole
WELLS FARGO & CO-
common-
949746101
1008726
17800
sole
WESCO FINL CORP-
common-
950817106
2564649
6627
sole
WHITE MOUNTAINS INSURANCE GROUP LIMITED-
common-
G9618E107
33236516
63368
sole
WILEY JOHN & SONS INC CL B-
common-
968223305
60000
2000
sole
WILLIAMS COMPANIES INC-
common-
969457100
21513006
2247963
sole
WILLIAMS COMPANIES INC 9% 2/16/05-
convertible preferred-
969457886
191100
15000
sole
ZHEJIANG EXPRESSWAY CO, LTD-
common-
6990763
680000
920000
sole
ABBOTT LABORATORIES
Common-
002824100
698700
17000
sole
AKZO NOBEL NV-
common-
010199305
263552
7100
sole
AMGEN INC-
Common-
031162100
570066
9800
sole
ALTANA AG ADR-
common-
02143N103
747120
12000
sole
AVAX TECHNOLOGIES INC-
common-
15000
50000
sole
AVENTIS SA-
Common-
053561106
461400
6000
sole
AVIGEN INC-
common-
053690103
62356
11400
sole
BIOGEN IDEC INC-
Common-
09062X103
2071100
37250
sole
BIOMIRA INC-
Common-
0961R106
70125
37500
sole
BRISTOL-MYERS SQUIBB COMPANY-
common-
110122108
294395
12150
sole
CELL GENESYS INC-
common-
150921104
141169
11725
sole
CHIRON CORPORATION-
Common-
170040109
1452330
33000
sole
CHIRON CORPORATION JANUARY 2005 PUT AT $40.00-
option-
170040MHP
29000
10000
sole
ENTREMED INC-
common-
29382F103
38071
11000
sole
GENENCOR INTERNATIONAL INC-
common-
368709101
254887
19150
sole
GENZYME CORP-
common-
372917104
492085
10461
sole
GLAXO SMITHKLINE-
Common-
37733W105
909781
22773
sole
HUMAN GENOME SCIENCES INC-
common-
444903108
215516
17200
sole
HUMAN GENOME SCIENCES INC 5% 2/01/07-
convertible bond-
444903AF5
148688
150000
sole
ILEX ONCOLOGY INC-
Common-
451923106
693680
29000
sole
IMPATH INC-
Common-
45255G101
158600
26000
sole
JOHNSON & JOHNSON
Common-
478160104
507200
10000
sole
ELI LILLY AND COMPANY-
Common-
532457108
133800
2000
sole
LONZA GROUP AG-
common-
7333378
387848
7600
sole
MGI PHARMA INC-
Common-
552880106
612600
10000
sole
MEDAREX INC-
common-
583916101
125580
14000
sole
MEDIMMUNE INC-
Common-
584699102
684322
29650
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
345537
20446
sole
NEORX CORPORATION-
common-
640520300
118260
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
2093790
49150
sole
PFIZER INC-
common-
717081103
755468
21554
sole
PROTEIN DESIGN LABS INC-
common-
74369L103
285840
12000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
390733
4000
sole
SAVIENT PHARMACEUTICALS INC-
common-
80517Q100
132350
35000
sole
SCHERING AG-
common-
806585204
913174
19100
sole
SERONO SA-
common-
81752M101
186219
12100
sole
SUPERGEN INC-
common-
868059106
179200
14000
sole
TARGETED GENETICS CORPORATION-
common-
87612M108
22000
10000
sole
VICAL INC-
common-
925602104
65278
10700
sole
WYETH-
common-
983024100
1049523
27950
sole
900035152

/DOCUMENT
/SUBMISSION